AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 94.4%
Communication Services - 20.8%
NetEase, Inc. (China)	61,200	$1,586,921
Tencent Holdings, Ltd. (China)	104,200	8,009,001

Total Communication Services		9,595,922
Consumer Discretionary - 15.7%
Alibaba Group Holding, Ltd. (China)	272,100	5,788,543
MGM China Holdings, Ltd. (Macau)	222,000	354,504
PDD Holdings, Inc., ADR (China)*	6,294	636,009
Pop Mart International Group, Ltd. (China)[1]	16,400	468,820

Total Consumer Discretionary		7,247,876
Energy - 1.4%
CGN Mining Co., Ltd. (Hong Kong)	960,000	626,548
Financials - 9.2%
AIA Group, Ltd. (Hong Kong)	70,800	816,854
China Merchants Bank Co., Ltd., Class H (China)	105,500	644,562
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	14,200	782,862
PICC Property & Casualty Co., Ltd., Class H (China)	524,000	1,084,784
Ping An Insurance Group Co. of China, Ltd., Class H (China)	101,000	936,810

Total Financials		4,265,872
Health Care - 7.5%
Akeso, Inc. (China)*,1	22,000	310,526
CSPC Pharmaceutical Group, Ltd. (China)	376,000	461,253
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H (China)*	132,000	1,157,137
Shanghai MicroPort MedBot Group Co., Ltd., Class H (China)*	176,900	638,557
WuXi AppTec Co., Ltd., Class H (China)[1]	61,900	880,841

Total Health Care		3,448,314
Industrials - 12.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	24,180	1,220,053
Dongfang Electric Corp., Ltd., Class H (China)	144,800	471,935
Jardine Matheson Holdings, Ltd. (Hong Kong)	4,400	320,663
NARI Technology Co., Ltd., Class A (China)	235,871	853,170
Neway Valve Suzhou Co., Ltd., Class A (China)	54,400	473,758
Sieyuan Electric Co., Ltd., Class A (China)	55,500	1,476,493
Sungrow Power Supply Co., Ltd., Class A (China)	22,600	490,972
Yutong Bus Co., Ltd., Class A (China)	147,000	653,709

Total Industrials		5,960,753
	Shares	Value
Information Technology - 21.6%
Foxconn Industrial Internet Co., Ltd., Class A (China)	76,200	$629,514
Hon Hai Precision Industry Co., Ltd. (Taiwan)	65,000	449,307
Horizon Robotics (China)*	430,800	452,386
Lens Technology Co., Ltd., Class H (China)	125,200	469,609
Luxshare Precision Industry Co., Ltd., Class A (China)	65,500	485,722
NAURA Technology Group Co., Ltd., Class A (China)	13,230	903,352
Samsung Electronics Co., Ltd. (South Korea)	297	777,038
Shengyi Technology Co., Ltd., Class A (China)	45,000	444,731
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	59,000	3,262,460
Verisilicon Microelectronics Shanghai Co., Ltd., Class A (China)*	33,438	1,061,912
Victory Giant Technology Huizhou Co., Ltd., Class A (China)	12,800	482,955
Zhongji Innolight Co., Ltd., Class A (China)	5,600	520,040

Total Information Technology		9,939,026
Materials - 5.3%
Zijin Mining Group Co., Ltd., Class H (China)	468,000	2,440,163

Total Common Stocks (Cost $31,651,556)		43,524,474
Participation Notes - 1.1%
Communication Services - 1.1%
Zhejiang Century Huatong Group Co.,Ltd, 12/28/2026 (China)	179,100	508,591

Total Participation Notes (Cost $465,758)		508,591
Short-Term Investments - 3.7%
Other Investment Companies - 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%[2]	673,835	673,835
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%[2]	1,010,753	1,010,753

Total Short-Term Investments (Cost $1,684,588)		1,684,588
Total Investments - 99.2% (Cost $33,801,902)		45,717,653
Other Assets, less Liabilities - 0.8%		364,090
Net Assets - 100.0%		$46,081,743

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $1,660,187 or 3.6% of net assets.
[2]	Yield shown represents the January 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	—	$9,939,026	—	$9,939,026
Communication Services	—	9,595,922	—	9,595,922
Consumer Discretionary	$636,009	6,611,867	—	7,247,876
Industrials	653,709	5,307,044	—	5,960,753
Financials	—	4,265,872	—	4,265,872
Health Care	—	3,448,314	—	3,448,314
Materials	—	2,440,163	—	2,440,163
Energy	—	626,548	—	626,548
Participation Notes
Communication Services	—	508,591	—	508,591
Short-Term Investments
Other Investment Companies	1,684,588	—	—	1,684,588
Total Investments in Securities	$2,974,306	$42,743,347	—	$45,717,653
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2026, was as follows:
Country	% of Long-Term Investments
China	83.2
Hong Kong	5.8
Macau	0.8
South Korea	1.8
Taiwan	8.4
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.